INTEREST REVENUE AND EXPENSE (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest revenue
Loan interest, including fees		$ 39,752	$ 40,510	$ 44,776
Deposits with banks		971	727	959
Federal funds sold and securities borrowed or purchased under agreements to resell		2,543	2,516	2,366
Investments, including dividends		7,582	7,017	7,195
Trading account assets		5,738	5,942	5,880
Other interest		1,029	1,839	507
Total interest revenue	[1]	57,615	58,551	61,683
Interest expense
Deposits		5,300	5,052	5,692
Federal funds purchased and securities loaned or sold under agreements to repurchase		1,912	1,612	1,895
Trading account liabilities		410	217	168
Short-term borrowings		477	523	580
Long-term debt		4,412	4,517	5,355
Total interest expense	[1]	12,511	11,921	13,690
Net interest revenue	[1]	45,104	46,630	47,993
Provision for loan losses		6,749	7,108	6,828
Net interest revenue after provision for loan losses		38,355	39,522	41,165
Insurance fees and charges		$ 1,145	$ 1,118	$ 1,038

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.